23 Income tax and social contribution	12 Months Ended
Dec. 31, 2020
Income Tax And Social Contribution Abstract
Income tax and social contribution
23	Income tax and social contribution

Current income tax and social contribution

Current income tax and social contribution assets and liabilities are measured by the amount expected to be refunded or paid to the tax authorities. The tax rates and laws adopted to calculate tax are those effective or substantially effective, at the balance sheet dates.

Income taxes in Brazil consist of Corporate Income Tax (“IRPJ”) and Social Contribution on Net Income (“CSLL”), calculated based on taxable income, at the statutory rates set forth in the legislation in force: 15% on taxable income plus an additional 10% on annual taxable income exceeding R$ 240,000 for IRPJ, and 9% for CSLL.

Deferred income tax and social contribution

Deferred income tax and social contribution are generated by temporary differences, at the end of the reporting periods, between the tax bases of assets and liabilities, carrying amounts and all unused tax losses, to the extent it is probable that taxable income will occur from which temporary differences and unused tax losses can be deducted; except when deferred income tax and social contribution referring to the deductible temporary difference results from the initial recognition of an asset or liability in an operation which is not a business combination and, at the moment of operation, neither affects the accounting profit nor the tax income or loss.

With respect to deductible temporary differences associated with investments in subsidiaries, deferred income tax, and social contribution are recognized only if temporary differences can be reversed in the foreseeable future and taxable income will be available from which temporary differences can be used.

The carrying amount of deferred income tax and social contribution assets is reviewed at the end of each reporting period and reduced since it is no longer probable that taxable income will be sufficient to allow the use of total or part of deferred income tax and social contribution. Non-recognized deferred income tax and social contribution assets are re-assessed at the end of the reporting period and again recognized, since it is probable that future taxable income will allow the recovery of these assets.

Accumulated loss carryforwards from deferred income tax and social contribution do not expire no limitation period, but their utilization, as provided for by laws, is restricted to 30% of taxable income of each year for Brazilian legal entities, and refer to their subsidiaries which have tax planning to use these balances.

Deferred taxes relating to items directly recognized in shareholders’ equity are also recognized in shareholders’ equity, and not in the statement of operations.

Deferred income tax and social contribution assets and liabilities are offset if there is any legal or contractual right to offset the tax assets against the income tax liabilities, and deferred assets refer to the same taxpayer entity and the same tax authority.

Due to the nature and complexity of the Company’s businesses, differences between effective results and assumptions adopted or future alterations of these assumptions may result in future adjustments to tax revenue and expenses already recorded. The Company set up provisions, based on reasonable estimates for taxes due. The value of these provisions is based on several factors, such as the experience of previous inspections and different interpretation of tax regulation by taxpayer entity and related tax authority. These different interpretations can refer to a wide variety of issues, depending on the conditions in force at the home of the respective entity.

23.1	Reconciliation of income tax and social contribution expense

	For the year ended December 31,
	2020	2019	2018
		Restated
Earnings before income tax and social contribution	1,625	1,502	1,553
Expense of income tax and social contribution	(553)	(511)	(528)
Adjustments to reflect the effective rate
Tax fines	(1)	(2)	(1)
Share of profit	105	84	39
Tax benefits	29	—	—
Other permanent differences	(16)	3	13
Effective income tax	(436)	(426)	(477)
Income tax and social contribution for the year
Current	(704)	(293)	(302)
Deferred	268	(133)	(175)
Income tax and social contribution expenses	(436)	(426)	(477)
Effective rate	26.8%	28.4%	30.7%

23.2	Breakdown of deferred income tax and social contribution

Key components of deferred income tax and social contribution in the balance sheets are the following:

	As of December 31,
	2020			2019
	Assets	Liabilities	Net	Assets	Liabilities	Net
Deferred income tax and social contribution
Tax losses	—	—	—	253	—	253
Provision for legal proceedings	81	—	81	106	—	106
Exchange rate variation	26	—	26	31	—	31
Goodwill tax amortization	—	(315)	(315)	—	(480)	(480)
Mark-to-market adjustment	—	(2)	(2)	—	(3)	(3)
Property, plant and equipment, intangible and investment properties	20	—	20	—	(1,217)	(1,217)
Unrealized gains with tax credits	—	(60)	(60)	—	(130)	(130)
Cash flow hedge	—	(20)	(20)	—	(78)	(78)
Lease net of right of use	131	—	131	105	—	105
Presumed tax on equity – Éxito Group	—	—	—	192	—	192
Others	57	—	57	30	—	30
Gross deferred income tax and social contribution assets (liabilities)	315	(397)	(82)	717	(1,908)	(1,191)
Compensation	(315)	315	—	(717)	717	—

Net deferred income tax and social contribution assets (liabilities)	—	(82)	(82)	—	(1,191)	(1,191)

Management has assessed the future realization of deferred tax assets, considering the projections of future taxable income. This assessment was based on information from the strategic planning report previously approved by the Board of Directors of Sendas Distribuidora.

The Company estimates the recovery of the deferred tax assets as of December 31, 2020 as follows:

Years	Amounts
Up to one year	69
From 2 years	246
315

23.3	Rollforward

	For the year ended December 31,
	2020	2019	2018
At the beginning of the year	(1,191)	(265)	(136)
Benefits (expenses) in the year	372	(162)	(175)
Corporate reorganization	45	—	—
Deconsolidation	883	—	—
Purchase partnership	—	(747)	—
Conversion currency adjustment	—	(18)	—
Exchange variation	(193)	—	—
IFRS 16 – related adjustment	—	—	46
Other	2	1	—
At the end of the year	(82)	(1,191)	(265)